United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended:  3/31/2009

Check here if Amendment  [  ];Amendment #:
This Amendment (Check only one.):       [ ] is a restatement
                                        [  ] adds new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfa 15-Apr-09
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      36

Form 13F Information Table Value Total:  131709(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed other than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                          VALUE SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP   (X$1000 PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
PUBLIC STORAGE INC                         C   74460D10    10256185620    SH           SOLE                                185620
SIMON PPTY GROUP INC NEW                   C   82880610     9741281215    SH           SOLE                                281215
AVALONBAY CMNTYS INC                       C   5348410      9483201511    SH           SOLE                                201511
EQUITY RESIDENTIAL                         C   29476L10     9025491825    SH           SOLE                                491825
HEALTH CARE PPTY INVS INC                  C   42191510     8746489968    SH           SOLE                                489968
EQUITY LIFESTYLE PPTYS INC                 C   29472R10     8463222136    SH           SOLE                                222136
FEDERAL RLTY INVT TR                       C   31374720     8361181765    SH           SOLE                                181765
BOSTON PPTYS INC                           C   10112110     5456155752    SH           SOLE                                155752
TANGER FACTORY OUTLET CTRS                 C   8754651      5138166500    SH           SOLE                                166500
VENTAS INC                                 C   92276F10     5090225100    SH           SOLE                                225100
UNITED DOMINION RLTY TR INC                C   91019710     4918571183    SH           SOLE                                571183
TAUBMAN CTRS INC                           C   87666410     4617270965    SH           SOLE                                270965
ESSEX PPTY TR                              C   29717810     449578385     SH           SOLE                                 78385
VORNADO RLTY TR                            C   92904210     4182125822    SH           SOLE                                125822
CORPORATE OFFICE PPTYS TR                  C   22002T10     4072164000    SH           SOLE                                164000
AMERICAN CAMPUS CMNTYS INC                 C   248535100    3923226000    SH           SOLE                                226000
PS BUSINESS PKS INC CALIF                  C   69360J10     366599450     SH           SOLE                                 99450
AMB PPTY CORP                              C   00163T10     3630252110    SH           SOLE                                252110
REGENCY CTRS CORP                          C   75884910     3353126183    SH           SOLE                                126183
HOST MARRIOTT CORP NEW                     C   44107P10     2395611075    SH           SOLE                                611075
PROLOGIS TR                                C   74341010     1937298068    SH           SOLE                                298068
HIGHWOODS PROPERTIES INC                   C   43128410     186487000     SH           SOLE                                 87000
MACK CALI RLTY CORP                        C   55448910     149975650     SH           SOLE                                 75650
BROOKFIELD PPTYS CORP                      C   11290010     1466255340    SH           SOLE                                255340
BRE PPTYS INC                              C   5564         133768120     SH           SOLE                                 68120
MARRIOTT INTL INC NEW                      C   57190320     128078230     SH           SOLE                                 78230
STARWOOD HOTELS&RESORTS WRLD               C   85590A401     87068515     SH           SOLE                                 68515
SL GREEN RLTY CORP                         C   78440X10      85479040     SH           SOLE                                 79040
KILROY RLTY CORP                           C   49427F10      78645740     SH           SOLE                                 45740
MACERICH CO                                C   55438210      58994155     SH           SOLE                                 94155
POST PPTYS INC                             C   73746410      11311187     SH           SOLE                                 11187
NATIONWIDE HEALTH PPTYS INC                C   63862010       452025      SH           SOLE                                  2025
DIGITAL RLTY TR INC                        C   25386810       23700       SH           SOLE                                   700
FOREST CITY ENTERPRISES INC                C   34555010       185079      SH           SOLE                                  5079
LIBERTY PPTY TR                            C   53117210       13700       SH           SOLE                                   700
U STORE IT TR                              C   91274F10        52250      SH           SOLE                                  2250

</SEC-DOCUMENT>